Statements of Changes in Stockholders' Equity (Deficit) (USD $)	Total	.001 Par Value Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2008	$ (910,922)	$ 848	$ 902,643	$ (1,814,413)
Beginning Balance shares at Dec. 31, 2008	0	848,167	0	0
Capital contributed	18,800	0	18,800	0
Net loss	(299,119)	0	0	(299,119)
Balance at Dec. 31, 2009	(1,191,241)	848	921,443	(2,113,532)
Balance shares at Dec. 31, 2009	0	848,167	0	0
Issuance of common stock	160,000	65	159,935	0
Issuance of common stock, shares	0	65,048	0	0
Repurchase and retirement of common stock	(50,000)	(18)	(49,982)	0
Repurchase and retirement of common stock, shares	0	(17,749)	0	0
Stockholder loan conversion	95,000	34	94,966	0
Stockholder loan conversion, shares	0	33,559	0	0
Reclassification of derivative conversion options liabilities upon settlement of convertible notes	162,781	0	162,781	0
Shares issued upon settlement of convertible debt	96,600	19	96,581	0
Shares issued upon settlement of convertible debt, shares	0	19,320	0	0
Stock-based compensation	83,508	18	83,490	0
Stock-based compensation, shares	0	17,655	0	0
Stock issued in private offering, net of warrant liabilities in the amount of $112,349, and closing costs in the amount of $431,450	2,331,201	575	2,330,626	0
Stock issued in private offering, net of warrant liabilities in the amount of $112,349, and closing costs in the amount of $431,450, shares	0	575,000	0	0
Net loss	(1,247,644)	0	0	(1,247,644)
Balance at Dec. 31, 2010	440,205	1,541	3,799,840	(3,361,176)
Balance shares at Dec. 31, 2010	0	1,541,000	0	0
Issuance of common stock	1,200,000	240	1,199,760	0
Issuance of common stock, shares	0	240,000	0	0
Net loss	(1,136,551)	0	0	(1,136,551)
Balance at Sep. 30, 2011	$ 503,654	$ 1,781	$ 4,999,600	$ (4,497,727)
Balance shares at Sep. 30, 2011	0	1,781,000	0	0